OTHER FINANCIAL ITEMS (Tables)	6 Months Ended
Jun. 30, 2016
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other Financial Items
Other financial items are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2016	2015	2016	2015
Amortization of deferred financing costs	(5,338)	(2,530)	(6,442)	(3,505)
Unrealized mark-to-market gains (losses)/gains for interest rate swaps	(7,142)	5,976	(24,377)	71
Interest expense on un-designated interest rate swaps	(2,728)	(3,333)	(5,330)	(6,285)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	493	(516)	670	(90)
Foreign exchange losses on operations	(211)	(339)	(976)	(680)
Mark-to-market adjustment for currency swap derivatives and other	(645)	(726)	(928)	(1,349)
Total	(15,571)	(1,468)	(37,383)	(11,838)